Note 21 - Changes in Equity - Basis for Dividends (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev	R$ 7,332.0	R$ 12,546.6	R$ 12,423.8
Reversal effect of revaluation of fixed assets by predecessor
Interest on capital paid based on the investment reserve	(8,819.8)	(10,330.6)	(11,490.2)
Total of Interest on capital	4,869.7	5,493.4	6,846.1
Total of distributed and accrued to distribute	8,482.5	11,145.2	7,690.2
Retained earnings [member]
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev	7,332.0	12,546.6	12,423.8
Prescribed dividends	34.7	21.6	16.2
Reversal effect of revaluation of fixed assets by predecessor	75.9	75.9	75.9
Retained earnings basis for dividends and destinations	7,442.6	12,644.1	12,515.9
Total of Interest on capital	1,099.6	3,454.2	4,866.3
Net income reserves [member]
Statement Line Items [Line Items]
Reversal effect of revaluation of fixed assets by predecessor
Dividends and Interest on capital paid based on profit	3,612.7	5,651.8	7,218.7
Dividends approved for distribution	1,099.7	3,454.2	2,039.2
Total of dividends and Interest on capital	R$ 4,712.4	R$ 9,106.0	R$ 9,257.9
Percentage of distributed profit	63.00%	72.00%	74.00%
Total of Interest on capital	R$ 3,770.1	R$ 2,039.2	R$ 1,979.8
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Percentage of distributed profit	114.00%	72.00%	74.00%
Interest on capital paid based on the investment reserve	R$ 3,770.1
Total of Interest on capital	3,770.1
Total of distributed and accrued to distribute	R$ 8,482.5	R$ 9,106.0	R$ 9,257.9